Pay vs Performance Disclosure - USD ($)		4 Months Ended	8 Months Ended	12 Months Ended
		Jun. 30, 2025	Mar. 09, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Fiscal Year	Summary Compensation Table Total for PEO 1 - Vanka(1)	Summary Compensation Table Total for PEO 2 – Dutt(1)	Compensation Actually Paid to PEO 1 - Vanka(2)	Compensation Actually Paid to PEO 2 – Dutt(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4)	Net Loss (in millions)(5)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)
2025	$400,000	$386,250	$400,000	$(30,186)	$308,550	$242,742	$62.9	$6.7
2024	-	$859,155	-	$751,681	$406,557	$329,546	$129.6	$8.3
2023	-	$667,777	-	$677,655	$362,573	$371,343	$176.6	$7.7

Named Executive Officers, Footnote [Text Block]

(3)	Mr. Charles A. Scheiwe, our former Chief Financial Officer, and Mr. Mason comprised the non-PEO NEOs for fiscal year ended June 30, 2023. On March 1, 2024, Mr. Scheiwe stepped down as the Company’s Chief Financial Officer and Corporate Secretary. For purposes of this disclosure, the non-PEOs for fiscal year ended June 30, 2024 comprised of Mr. Schiewe, Mr. Royal and Mr. Mason. Mr. Mason and Mr. Royal comprised the non-PEO NEOs for fiscal year ended June 30, 2025.

Non-PEO NEO Average Total Compensation Amount	[1]			$ 308,550	$ 406,557	$ 362,573
Non-PEO NEO Average Compensation Actually Paid Amount	[2]			$ 242,742	329,546	371,343
Reconciliation of Total Compensation per SCT to CAP is as follows:

Reconciliation of Total Compensation per SCT to CAP is as follows:

	Fiscal Year 2025			Fiscal Year 2024		Fiscal Year 2023
	PEO 1 - Vanka	PEO 2 – Dutt	Average for Non-PEO NEOs	PEO 2 – Dutt	Average for Non-PEO NEOs	PEO 2 – Dutt	Average for Non-PEO NEOs
Summary Compensation Total	$400,000	$386,250	$308,550	$859,155	$406,557	$667,777	$362,573
Deduction Amounts Reported under the “Stock Awards” and “Option Awards” in the SCT	-	-	-	(484,155)	(136,490)	(230,542)	(110,511)
Add the fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	-	-	-	485,539	96,831	256,560	122,982
Add the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	-	-	(54,312)	(81,391)	(11,182)	8,022	6,456
Add the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	-	(7,650)	(11,496)	(27,467)	(26,170)	4,784	2,011
Subtract, for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year	-	(408,786)	-	-	-	(28,946)	(12,168)
Compensation Actually Paid	$400,000	$(30,186)	$242,742	$751,681	$329,546	$677,655	$371,343

Equity Valuation Assumption Difference, Footnote [Text Block]
(4)	Represents Total Shareholder Return (“TSR”) calculated for each fiscal year representing overall appreciation in $100 of investment in the Company stock during the respective one-year period.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The following graph sets forth the relationship between CAP to our PEO, the average of CAP to our other NEOs, and our cumulative TSR during the applicable year over the three fiscal-year period from 2023 through 2025:

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

The following graph sets forth the relationship between CAP to our PEO, the average of CAP to our other NEOs, and our net income (loss) during the applicable year over the three fiscal-year period from 2023 through 2025:

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any of our filings under the Securities Act of 1933, as amended, or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent we specifically incorporate such information by reference.

Total Shareholder Return Amount	[3]			$ 62.9	129.6	176.6
Net Income (Loss) Attributable to Parent	[4]			$ 6,700,000	$ 8,300,000	$ 7,700,000
PEO Name		Vanka	Dutt		Dutt	Dutt
Additional 402(v) Disclosure

Required Disclosure of the Relationship Between Compensation Actually Paid And Financial Performance Measures

As required by Item 402(v) of Regulation S-K, we are providing the following information to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. As noted above, CAP for purposes of the tabular disclosure was calculated in accordance with SEC rules and does not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable fiscal years. Under Item 402(v)(8), smaller reporting companies must provide this relationship description for the following performance measures:

●	Cumulative TSR for the Company shown in Column (f); and
●	The Company’s net income (loss) shown in column (g).

Deduction Amounts Reported under the "Stock Awards" and "Option Awards" in the SCT [Member] | Peo 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Deduction Amounts Reported under the "Stock Awards" and "Option Awards" in the SCT [Member] | Peo 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					$ (484,155)	$ (230,542)
Deduction Amounts Reported under the "Stock Awards" and "Option Awards" in the SCT [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(136,490)	(110,511)
Add Fair Value Asof End Covered Fiscal Year Of All Awards Granted During Covered Fiscal Year Outstanding And Unvested As Af Endof Covered Fiscal Year [Member] | Peo 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Add Fair Value Asof End Covered Fiscal Year Of All Awards Granted During Covered Fiscal Year Outstanding And Unvested As Af Endof Covered Fiscal Year [Member] | Peo 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					485,539	256,560
Add Fair Value Asof End Covered Fiscal Year Of All Awards Granted During Covered Fiscal Year Outstanding And Unvested As Af Endof Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					96,831	122,982
Add Amount Equal to Change as of End of Covered Fiscal Year in Fair Value (Whether Positive or Negative) of Any Awards Granted in Any Prior Fiscal Year Outstanding and Unvested as of End of Covered Fiscal Year [Member] | Peo 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Add Amount Equal to Change as of End of Covered Fiscal Year in Fair Value (Whether Positive or Negative) of Any Awards Granted in Any Prior Fiscal Year Outstanding and Unvested as of End of Covered Fiscal Year [Member] | Peo 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(81,391)	8,022
Add Amount Equal to Change as of End of Covered Fiscal Year in Fair Value (Whether Positive or Negative) of Any Awards Granted in Any Prior Fiscal Year Outstanding and Unvested as of End of Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(54,312)	(11,182)	6,456
Add Amount Equal to Change as of Vesting Date in Fair Value of Any Awards Granted in Any Prior Fiscal Year for which All Applicable Vesting Conditions were Satisfied at End of or During Covered Fiscal Year [Member] | Peo 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Add Amount Equal to Change as of Vesting Date in Fair Value of Any Awards Granted in Any Prior Fiscal Year for which All Applicable Vesting Conditions were Satisfied at End of or During Covered Fiscal Year [Member] | Peo 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(7,650)	(27,467)	4,784
Add Amount Equal to Change as of Vesting Date in Fair Value of Any Awards Granted in Any Prior Fiscal Year for which All Applicable Vesting Conditions were Satisfied at End of or During Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(11,496)	(26,170)	2,011
Subtract, for Any Awards Granted in Any Prior Fiscal Year that Fail to Meet Applicable Vesting Conditions During Covered Fiscal Year, Amount Equal to Fair Value at End of Prior Fiscal Year [Member] | Peo 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Subtract, for Any Awards Granted in Any Prior Fiscal Year that Fail to Meet Applicable Vesting Conditions During Covered Fiscal Year, Amount Equal to Fair Value at End of Prior Fiscal Year [Member] | Peo 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(408,786)		(28,946)
Subtract, for Any Awards Granted in Any Prior Fiscal Year that Fail to Meet Applicable Vesting Conditions During Covered Fiscal Year, Amount Equal to Fair Value at End of Prior Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(12,168)
Peo 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]			400,000
PEO Actually Paid Compensation Amount	[2]			400,000
Peo 2 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]			386,250	859,155	667,777
PEO Actually Paid Compensation Amount	[2]			(30,186)	751,681	677,655
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount				308,550	406,557	362,573
Non-PEO NEO Average Compensation Actually Paid Amount				$ 242,742	$ 329,546	$ 371,343

[1]	Mr. Charles A. Scheiwe, our former Chief Financial Officer, and Mr. Mason comprised the non-PEO NEOs for fiscal year ended June 30, 2023. On March 1, 2024, Mr. Scheiwe stepped down as the Company’s Chief Financial Officer and Corporate Secretary. For purposes of this disclosure, the non-PEOs for fiscal year ended June 30, 2024 comprised of Mr. Schiewe, Mr. Royal and Mr. Mason. Mr. Mason and Mr. Royal comprised the non-PEO NEOs for fiscal year ended June 30, 2025.
[2]	The dollar amounts reported in column (c) represent the amount of CAP to Mr. Vanka and Mr. Dutt, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts reported in column (e) represent the average amount of CAP to the NEOs as a group (excluding, in the case of 2025, Mr. Vanka and Mr. Dutt, and in the case of 2024 and 2023, Mr. Dutt), as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect compensation actually earned, realized or received by the Company’s NEOs. CAP reflects the exclusions and inclusions of certain amounts for the PEOs and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.
[3]	Represents Total Shareholder Return (“TSR”) calculated for each fiscal year representing overall appreciation in $100 of investment in the Company stock during the respective one-year period.
[4]	Amounts represent the net loss reflected in the Company’s consolidated audited financial statements for the applicable fiscal year.
[5]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Vanka (our current Chief Executive Officer since March 10, 2025) (“PEO 1”) and Mr. Dutt (our former Chief Executive Officer who retired from that position on March 10, 2025) (“PEO 2”), respectively, for each corresponding year in the “Total” column of the SCT.